Deposits (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Composition of deposits [Abstract]
Non-interest bearing demand	$ 105,960	$ 98,950
Interest bearing demand	98,391	93,527
Savings deposits	75,345	66,207
Time deposits, in amounts of $100,000 or more	63,443	84,064
Other time deposits	142,201	172,613
Total Deposits	485,340	515,361
Scheduled maturities of time deposits [Abstract]
2013	111,918
2014	35,101
2015	18,787
2016	3,788
2017	13,067
Thereafter	22,983
Time deposits	$ 205,644